Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2015
Accounting Policies [Abstract]
Activity Related to Accounts Receivable Allowances
For the years ended September 30, 2015, 2014 and 2013, the activity related to accounts receivable allowances was as follows (dollars in thousands):

	Allowance for Doubtful Accounts	Allowance for Sales Returns
Balance at September 30, 2012	$6,933	$9,868
Bad debt provision	4,781	—
Write-offs, net of recoveries	(3,185)	—
Revenue adjustments, net	—	(4,208)
Balance at September 30, 2013	$8,529	$5,660
Bad debt provisions	3,917	—
Write-offs, net of recoveries	(955)	—
Revenue adjustments, net	—	4,268
Balance at September 30, 2014	$11,491	$9,928
Bad debt provisions	3,397	—
Write-offs, net of recoveries	(5,704)	—
Revenue adjustments, net	—	(1,756)
Balance at September 30, 2015	$9,184	$8,172

Inventories, Net of Allowances
Inventories, net of allowances, consisted of the following (dollars in thousands):

	September 30, 2015	September 30, 2014
Components and parts	$6,850	$8,591
Finished products	2,144	3,862
Total Inventories	$8,994	$12,453

Components of Acquisition-Related Costs, Net

	2015	2014	2013
Transition and integration costs	$10,071	$25,290	$28,302
Professional service fees	8,441	9,929	20,381
Acquisition-related adjustments	(4,133)	(11,001)	(18,998)
Total	$14,379	$24,218	$29,685

Components of Accumulated Other Comprehensive Income
The components of accumulated other comprehensive income (loss), reflected in the consolidated statements of stockholders’ equity, consisted of the following (dollars in thousands):

	2015	2014	2013
Foreign currency translation adjustment	$(109,695)	$(19,851)	$7,788
Unrealized losses on marketable securities	(45)	—	—
Net unrealized losses on post-retirement benefits	(7,205)	(4,164)	(975)
Total	$(116,945)	$(24,015)	$6,813